Balance Sheet Details (Tables)	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Available-for-Sale Securities Recorded at Fair Value with Unrealized Gains or Losses

Available-for-sale securities with contractual maturities of less than 12 months were as follows (in thousands):

	December 31, 2016			December 31, 2015
	Amortized	Gross	Fair	Amortized	Gross	Fair
	cost basis	unrealized loss	value	cost basis	unrealized loss	value
Corporate bonds and notes	$—	$—	$—	$—	$—	$—
Government securities/money market	—	—	—	4,080	(2)	4,078
Total	$—	$—	$—	$4,080	$(2)	$4,078

Summary of Equipment and Improvements

Equipment and improvements consist of the following (in thousands):

	December 31,
	2016	2015
Computer hardware, software, and equipment	$14,617	$16,288
Leasehold improvements	5,315	5,170
Office furniture and fixtures	1,073	1,214
	21,005	22,672
Less accumulated depreciation and amortization	(19,194)	(20,180)
Equipment and improvements, net	$1,811	$2,492

Schedule of Acquired Intangible Assets by Major Asset Class

The following table sets forth our acquired intangible assets by major asset class as of December 31, 2016 and December 31, 2015 (in thousands except for useful life data):

		December 31, 2016					December 31, 2015
	Useful life		Accumulated	Net book value	Impairment	Net		Accumulated	Net
	(years)	Gross	amortization	before impairment	charge	book value	Gross	amortization	book value
Purchased technology	5 -6	$265	$(32)	$233	$—	$233	$—	$—	$—
Customer relationships	3-6	999	(147)	852	(411)	441	—	—	—
Trademarks/trade names	2	38	(9)	29	—	29	—	—	—
Non-compete	3	51	(9)	42	—	42	—	—	—
Total		$1,353	$(197)	$1,156	$(411)	$745	$—	$—	$—

Future Amortization Expense Related to Intangible Assets	Future amortization expense related to intangible assets as of December 31, 2016 are as follows (in thousands):
Year Ending December 31,
2017	259
2018	249
2019	143
2020	46
2021	40
Beyond	8
Total	$745

Summary of Accrued Short-term Liabilities

Accrued short-term liabilities consist of the following (in thousands):

	December 31,
	2016	2015
Salaries and benefits	$2,545	$2,723
Restructuring liabilities	485	442
Pennsylvania grant liability	65	1,000
Royalties and revenue sharing	146	643
Income & other taxes payable	56	205
Interest payable	97	—
Marketing expenses, rebates, and other	109	51
Total accrued short-term liabilities	$3,503	$5,064

Deferred Rent and Other Long Term Liabilities

Deferred rent and other long-term liabilities consist of the following (in thousands):

	December 31,
	2016	2015
Deferred rent	$1,162	$1,402
Restructuring liabilities	1,475	1,767
Pennsylvania grant liability	267	—
Sublease deposits	66	66
Total deferred rent and other long-term liabilities	$2,970	$3,235